SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Summary of financial information by segment
The following tables summarize selected financial information by segment as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to Adjusted EBIT and Adjusted EBITDA for the three and nine months ended September 30, 2018 and 2017.

	Three Months Ended September 30, 2018
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,636	$726	$2,404	$972	$(493)	$6,245	$469	$(28)	$6,686
Net income(1)						139	92	—	231
Add back:
Income tax expense						100	31	—	131
Interest expense of Industrial Activities, net of interest income and eliminations						79	—	—	79
Foreign exchange losses, net						12	—	—	12
Finance and non-service component of Pension and OPEB costs(2)						(17)	—	—	(17)
Adjustments:
Restructuring expenses	3	—	5	—	—	8	—	—	8
Adjusted EBIT	$196	$26	$68	$82	$(51)	$321	$123	$—	$444
Depreciation and amortization	75	15	53	31	—	174	—	—	174
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	—	95	—	—	96	59	—	155
Adjusted EBITDA	$272	$41	$216	$113	$(51)	$591	$182	$—	$773

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.

(2)
This item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Nine Months Ended September 30, 2018
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$8,527	$2,207	$7,788	$3,376	$(1,774)	$20,124	$1,469	$(89)	$21,504
Net income(1)						544	297	—	841
Add back:
Income tax expense						202	110	—	312
Interest expense of Industrial Activities, net of interest income and eliminations						260	—	—	260
Foreign exchange losses, net						134	—	—	134
Finance and non-service component of Pension and OPEB costs(2)						(3)	—	—	(3)
Adjustments:
Restructuring expenses	4	—	11	1	—	16	—	—	16
Adjusted EBIT	$778	$59	$209	$285	$(178)	$1,153	$407	$—	$1,560
Depreciation and amortization	229	46	161	98	1	535	3	—	538
Depreciation of assets on operating lease and assets sold with buy-back commitment	2	—	291	—	—	293	185	—	478
Adjusted EBITDA	$1,009	$105	$661	$383	$(177)	$1,981	$595	$—	$2,576

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.

(2)
This item includes the pre-tax gain of $50 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Three Months Ended September 30, 2017
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,547	$618	$2,573	$1,074	$(574)	$6,238	$478	$(27)	$6,689
Net income (loss)(1)						(26)	86	—	60
Add back:
Income tax expense						22	40	—	62
Interest expense of Industrial Activities, net of interest income and eliminations						144	—	—	144
Foreign exchange losses, net						41	—	—	41
Finance and non-service component of Pension and OPEB costs						24	—	—	24
Adjustments:
Restructuring expenses	2	—	51	—	—	53	—	—	53
Adjusted EBIT	$173	$2	$43	$88	$(48)	$258	$126	$—	$384
Depreciation and amortization	82	16	54	32	—	184	2	—	186
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	80	—	—	80	70	—	150
Adjusted EBITDA	$255	$18	$177	$120	$(48)	$522	$198	$—	$720

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.

	Nine Months Ended September 30, 2017
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$7,553	$1,770	$7,296	$3,211	$(1,777)	$18,053	$1,492	$(68)	$19,477
Net income(1)						82	260	—	342
Add back:
Income tax expense						104	119	—	223
Interest expense of Industrial Activities, net of interest income and eliminations						368	—	—	368
Foreign exchange losses, net						97	—	—	97
Finance and non-service component of Pension and OPEB costs						69	—	—	69
Adjustments:
Restructuring expenses	12	4	58	1	—	75	2	—	77
Adjusted EBIT	$549	$(22)	$132	$259	$(123)	$795	$381	$—	$1,176
Depreciation and amortization	237	48	158	93	—	536	4	—	540
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	232	—	—	232	198	—	430
Adjusted EBITDA	$786	$26	$522	$352	$(123)	$1,563	$583	$—	$2,146

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.